Notes to the Balance Sheet - Summary of Authorized Capital (Details) - shares	12 Months Ended
	Dec. 31, 2021	May 19, 2021	Dec. 31, 2020
Authorized Capital [Line Items]
Authorized shares	7,287,025		15,214,050
Authorized Capital I [Member]
Authorized Capital [Line Items]
Authorized shares		4,861,376
Authorized Capital II [Member]
Authorized Capital [Line Items]
Authorized shares		3,289,004
Increase (decrease) in number of shares outstanding	1,337,552
Authorized Capital III [Member]
Authorized Capital [Line Items]
Authorized shares		315,000
Authorized Capital 2018 [Member]
Authorized Capital [Line Items]
Authorized shares		11,768,314
Authorized Capital 2020
Authorized Capital [Line Items]
Authorized shares		3,286,539